Form N-CSR Cover	12 Months Ended
Oct. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Bullfinch Fund, Inc.
Entity Central Index Key	0001038199
Document Period End Date	Oct. 31, 2025